Cover	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Central Index Key	0000073756
Amendment Flag	false
Entity Registrant Name	Oceaneering International Inc.